Securities (Securities by Contractual Maturity) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Securities by Contractual Maturity [Abstract]
Due in one year or less	$ 1,124,806
Due in one year or less, Fair value	1,136,513
Due after one year through five years	16,503,553
Due after one year through five years, Fair value	16,738,420
Due after five years through ten years	53,752,354
Due after five years through ten years, Fair value	55,277,996
Due after ten years	108,429,555
Due after ten years, Fair value	108,774,766
Other securities having no maturity date	1,001,888
Other securities having no maturity date, Fair value	1,001,343
Total amoritzed cost	180,812,156	$ 204,321,494
Available-for-sale Securities, Total	$ 182,929,038	$ 206,461,063